Deferred Expenses (Tables)	12 Months Ended
Dec. 31, 2021
Deferred Expenses [Abstract]
Summary of Deferred Expenses

(in millions)	December 31, 2021	December 31, 2020
Deferred remuneration	€21.2	€—
Deferred transportation cost	12.7	—
Deferred expenses from CRO and CMO contracts	7.1	5.7
Deferred expenses from insurance contracts	5.0	13.8
Other	16.1	8.5
Total	€62.1	€28.0
Total current	48.5	28.0
Total non-current	13.6	—